Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of net income per common share

	2015	2014	2013
Basic
Average common shares outstanding	92,197,207	96,190,101	100,897,512

Net income	$1,053,849	$865,887	$752,561
Less net income allocated to unvested restricted shares	(4,462)	(4,892)	(4,596)
Net income allocated to common shares	$1,049,387	$860,995	$747,965
Net income per common share	$11.38	$8.95	$7.41

Diluted
Average common shares outstanding	92,197,207	96,190,101	100,897,512
Stock options and other contingently issuable shares (a)	1,826,885	1,885,334	2,151,359
Average common shares outstanding assuming dilution	94,024,092	98,075,435	103,048,871

Net income	$1,053,849	$865,887	$752,561
Less net income allocated to unvested restricted shares assuming dilution	(4,386)	(4,804)	(4,509)
Net income allocated to common shares assuming dilution	$1,049,463	$861,083	$748,052
Net income per common share	$11.16	$8.78	$7.26

(a)	Stock options and other contingently issuable shares excludes 34,463, 608,477 and 842,354 shares at December 31, 2015, 2014 and 2013, respectively, due to their anti-dilutive effect.